Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of changes in share capital

Number of
Shares (issued and outstanding)

Balance as of January 1, 2017	*) 107,628,485

Issuance of shares and warrants	10,622,720
Exercise of share options	1,484,154
ADS granted (see Note 12c)	450,300

Balance as of December 31, 2017	*) 120,185,659

Issuance of shares and warrants	9,696,960
Exercise of share options	310,180
ADS granted (see Note 12c)	222,000

Balance as of December 31, 2018	*) 130,414,799

*)	Net of 2,641,693 treasury shares of the Company, held by the Company.